Financial Risk Management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings	$ 1,126,658	$ 1,486,445	$ 1,107,241
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings	693,771	738,320
Variable rate
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings	$ 432,887	$ 748,125